Prepaid Expenses and Other Current and Non-Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current and Non-Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following

	As of March 31,
	2023	2024
	USD	USD
Other Receivables, net	23,450	23,374
Deposit	67,945	57,901
Prepayment*	34,813	557,067
	126,208	638,342

Non Current Portion	-	11,252
Current Portion	126,208	627,090
	126,208	638,342
*	The balance mainly due to the prepaid for the consulting fees and it will be utilized subsequently.